Other Assets - Schedule of Other Assets — Current (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Assets — Current [Abstract]
Prepayments	$ 5,731	$ 4,506	$ 6,234	$ 4,563	$ 76,249
Short-term deposits	54,263	42,663	17,795	13,025
Interest receivable from a third party			28,462	20,833
Other assets – current	$ 144,755	$ 113,810	$ 52,491	$ 38,421	$ 76,249